INTANGIBLE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life

	12/31/2025	12/31/2024
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Summary of assumptions used in valuation of cash-generating units
The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	634.3
Net average pulp price – Internal market (US$/t)	681.4
Average exchange rate (R$/US$)	5.46
Discount rate (pos-tax)	8.87% p.a.
Discount rate (pre-tax)	12.30% p.a.

Schedule of intangible assets with determined useful life

		12/31/2025	12/31/2024
Opening balance		5,709,964	6,557,009
Additions		82,492	161,779
Write-offs		(3,015)
Amortization		(1,011,088)	(1,008,824)
Closing balance		4,778,353	5,709,964
Represented by	Average annual rate %
Non-competition agreements			4,508
Port concessions	3.94	621,842	632,253
Supplier agreements	12.70	11,111	25,925
Port service contracts	4.26	491,094	520,459
Cultivars			20,391
Trademarks and patents	8.14	154,846	170,306
Customer portfolio	9.10	3,283,919	4,104,900
Software	25.45	206,635	201,476
Other	10.00	8,906	29,746
		4,778,353	5,709,964

Cost		12,617,166	12,540,497
Amortization		(7,838,813)	(6,830,533)
Closing balance		4,778,353	5,709,964